RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
RELATED PARTIES [Abstract]
Management fees - included in General and administrative	$ 343	$ 379	$ 354
Short Terms Loan		$ 200	$ 200